UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21199
811-21298

Name of Fund: WCMA Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA Treasury
Fund and Master Treasury LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

WCMA Treasury Fund
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Beneficial
Interest
(000)	Mutual Fund	Value

$ 817,608	Master Treasury LLC	$ 41,094,482

	Total Investments (Cost - $41,094,482) - 100.2%	41,094,482
	Liabilities in Excess of Other Assets - (0.2%)	(81,721)

	Net Assets - 100.0%	$ 41,012,761

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 41,094,482
Level 3	-

Total	$ 41,094,482

Master Treasury LLC
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Interest	Maturity	Par
Issue	Rate(s)	Date	(000)	Value

U.S. Government Obligations - 108.3%

U.S. Treasury Bills*	1.21 - 3.192%	7/03/2008	$ 344,583	$ 344,541,186
	1.44 - 1.957	7/10/2008	295,332	295,192,472
	0.90 - 1.85	7/17/2008	253,191	252,975,766
	1.205 - 2.386	7/24/2008	418,951	418,530,911
	1.395 - 1.41	7/31/2008	80,000	79,903,513
	1.801	8/07/2008	68,000	67,870,728
	1.80	8/14/2008	30,000	29,932,500
	1.872	8/21/2008	180,000	179,513,280
	1.89 - 1.897	8/28/2008	281,000	280,129,029
	1.866 - 1.869	9/04/2008	200,000	199,315,571
	1.47 - 1.84	9/11/2008	348,000	346,738,669
	1.841 - 1.85	9/25/2008	123,000	122,451,392
	1.892 - 1.90	10/02/2008	218,000	216,954,431
	1.72	10/30/2008	20,000	19,883,422
	1.941	12/04/2008	30,000	29,746,052
	2.25	12/26/2008	26,000	25,709,125
	2.125	1/02/2009	12,000	11,870,375

Total Investments (Cost - $2,921,258,422**) - 108.3%				2,921,258,422
Liabilities in Excess of Other Assets - (8.3%)				(223,220,897)

Net Assets - 100.0%				$ 2,698,037,525

* The interest rates shown reflect the discount rates at the time of purchase.

** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 2,921,259,855

Gross unrealized appreciation	-
Gross unrealized depreciation	$ (1,433)

Net unrealized depreciation	$ (1,433)

Master Treasury LLC

Schedule of Investments June 30, 2008 (Unaudited)

Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 2,921,258,422
Level 3	-

Total	$ 2,921,258,422

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Treasury Fund and Master Treasury LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
WCMA Treasury Fund and Master Treasury LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: August 22, 2008